Financial Risk and Fair Value Disclosures - Reconciliation for Fair Value Measurement in Level 3 Derivatives Financial Liabilities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	$ 201,834,635
Ending balance	202,859,864	$ 6,625,077	$ 201,834,635
Derivatives [member] | Financial liabilities at fair value through profit or loss, category [member] | Level 3 [member]
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	438,397		2,380,599
Recognized in profit (loss)	580,965		(1,433,405)
Derecognition			(508,797)
Ending balance	$ 1,019,362		$ 438,397